Personnel expenses (Tables)	3 Months Ended
Jun. 30, 2020
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Salaries and variable compensation	2,696	2,561	2,523	5,258	4,943
Financial advisor compensation[1]	941	1,094	1,005	2,035	1,965
Contractors	91	84	96	176	192
Social security	228	211	195	439	408
Pension and other post-employment benefit plans	202	236	194	438	418
Other personnel expenses	123	135	140	258	269
Total personnel expenses	4,283	4,321	4,153	8,604	8,196
1 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.